COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11. COMMITMENTS AND CONTINGENCIES

Regulatory Matters

Laws and regulations governing federal Medicare and state Medicaid programs are complex and subject to interpretation. Compliance with such laws and regulations can be subject to future governmental review and interpretation as well as significant regulatory action including fines, penalties, and exclusion from certain governmental programs. As of March 31, 2023, all of the Company’s facilities operated by Regional or leased and subleased to third-party operators and managed for third-parties are certified by CMS and are operational. See Note 6 - Leases.

Legal Matters

The Company is a party to various legal actions and administrative proceedings and is subject to various claims arising in the ordinary course of business, including claims that the services the Company provided during the time it operated SNFs resulted in injury or death to the patients of the Company’s facilities and claims related to professional and general negligence, employment, staffing requirements and commercial matters. Although the Company intends to vigorously defend itself in these matters, there is no assurance that the outcomes of these matters will not have a material adverse effect on the Company’s business, results of operations and financial condition.

The Company previously operated, and the Company and its tenants now operate, in an industry that is highly regulated. As such, in the ordinary course of business, the Company and its tenants are continuously subject to state and federal regulatory scrutiny, supervision and control. Such regulatory scrutiny often includes inquiries, investigations, examinations, audits, site visits and surveys, some of which are non-routine. In addition, the Company believes that there has been, and will continue to be, an increase in governmental investigations of long-term care providers, particularly in the area of Medicare and Medicaid false claims, as well as an increase in enforcement actions resulting from these investigations. Adverse determinations in legal proceedings or governmental investigations against or involving the Company or its tenants, whether currently asserted or arising in the future, could have a material adverse effect on the Company’s business, results of operations and financial condition.

Professional and General Liability Claims

Claims on behalf of the Company’s Former Patients Prior to the Transition

As of March 31, 2023, the Company is a defendant in one professional and general liability action commenced on behalf of one of our former patients who received care at one of our facilities prior to the Transition. The plaintiff in this action alleges negligence due to failure to provide adequate and competent staff resulting in injuries, pain and suffering, mental anguish and malnutrition and seeks unspecified actual and compensatory damages, and unspecified punitive damages. This action is covered by insurance, except that any punitive damages awarded would be excluded from coverage.

Claims on behalf of the Company’s Prior or Current Tenant’s Former Patients after the Transition

As of March 31, 2023, the Company is a defendant in an aggregate of 10 additional professional and general liability actions. These 10 additional professional and general liability actions were commenced on behalf of former patients of our current or prior tenants. These actions generally seek unspecified compensatory and punitive damages for former patients who were allegedly injured or died due to professional negligence or understaffing at the applicable facility operated by our tenants. These actions all relate to events which occurred after the Company transitioned the operations of the facilities in question to a third-party operator (and of which four such actions relate to events which occurred after the Company sold such facilities) and are subject to such operators’ indemnification obligations in favor of the Company. There is no assurance that our tenants will have sufficient assets, income, access to financing and insurance coverage to enable them to satisfy their respective indemnification obligations.

During the three months ended March 31, 2023, the following professional and general liability action (included in the 10 actions mentioned above) related to our current or former tenant’s former patients were filed against the Company.

The resident’s daughter filed suit on behalf of Mr. Shellman on February 14, 2023 asserting claims of professional and ordinary negligence as well the alleged breach of various state and federal regulations. The lawsuit relates to Mr. Shellman’s residence at Glenvue nursing facility which was operated by C.R. of Glenvue, LLC which is also named as a defendant. Plaintiff’s counsel has agreed to extend the deadline for Glenvue H&R Property Holdings, LLC to respond to the lawsuit up to and including May 15, 2023 to enable him to review the response filed by C.R. of Glenvue, LLC and determine whether or not Plaintiff will agree to the dismissal of Glenvue H&R Property Holdings, LLC. If plaintiff does not agree, we intend to serve Plaintiff with a notice that Glenvue H&R Property Holdings, LLC constitutes an excluded party pursuant to O.C.G.A. 31-7-3.3. Should Plaintiff still not agree to the dismissal of Glenvue H&R Property Holdings, LLC, we will file a motion for summary judgment seeking judgment in its favor. The Court may require Glenvue H&R Property Holdings, LLC to participate in discovery prior to ruling on this motion. In the event that occurs, Glenvue H&R Property Holdings, LLC can seek the recovery of its attorneys fees and expenses pursuant to the above-referenced excluded party statute.

The family of Mable Polite filed suit on March 15, 2023 asserting claims of professional and ordinary negligence as well the alleged breach of various state and federal regulations. The lawsuit relates to Ms. Polite’s residence at the Thunderbolt nursing facility from March 19, 2020 to March 20, 2021. Plaintiff has also asserted claims against 3223 Falligant Avenue Associates, LP and other Wellington related entities. 3223 Falligant Avenue was the operator and licensee of the facility for the first part of Ms. Polite’s residence prior to Tara Operator becoming the operator. Based upon the date the suit was filed, there is an argument that certain claimed acts of negligence are barred by the limitations period. Ms. Polite’s daughter signed an arbitration agreement on her admission to Thunderbolt but we are not in possession of a power of attorney or other documentation authorizing her to execute this agreement. Nonetheless, Tara Operator will file its answer to the Complaint (due April 14) via special appearance to reserve the right to seek arbitration should a power of attorney be located.

Dismissed Claims on behalf of the Company’s Prior or Current Tenant’s Former Patients after the Transition

In February 2023, the Company was dismissed from the case involving Ronald and Sarah Ross against our prior operator Symmetry Healthcare Management.

The Company established a self-insurance reserve for its professional and general liability claims, included within Accrued expenses on the Company’s consolidated balance sheets of $0.1 million and $0.2 million as of March 31, 2023 and December 31, 2022, respectively. Additionally, as of March 31, 2023 and December 31, 2022, $0.1 million and $0.1 million, was reserved for settlement amounts in Accounts payable on the Company’s consolidated balance sheets. For additional information regarding the Company’s self-insurance reserve, see Note 13 – Commitments and Contingencies in Part II, Item 8, Financial Statements and Supplementary Data, included in the Annual Report.

NOTE 13. COMMITMENTS AND CONTINGENCIES

Regulatory Matters

Laws and regulations governing federal Medicare and state Medicaid programs are complex and subject to interpretation. Compliance with such laws and regulations can be subject to future governmental review and interpretation as well as significant regulatory action including fines, penalties, and exclusion from certain governmental programs.

As of December 31, 2022, all of the Company’s facilities operated, leased and subleased to third-party operators and managed for third-parties or operated by the Company are certified by CMS and are operational.

The Company believes that it is in compliance in all material respects with all applicable laws and regulations.

Legal Matters

The Company is party to various legal actions and administrative proceedings and is subject to various claims arising in the ordinary course of business, including claims that the services the Company provided during the time prior to the Transition, when it’s focus was operating SNFs, resulted in injury or death to the residents of the Company’s facilities and claims related to employment, staffing requirements and commercial matters. Although the Company intends to vigorously defend itself in these matters, there is no assurance that the outcomes of these matters will not have a material adverse effect on the Company’s business, results of operations and financial condition.

As of December 31, 2022, the Company and its tenants operate in an industry that is extremely regulated. As such, in the ordinary course of business, the Company’s tenants are continuously subject to state and federal regulatory scrutiny, supervision and control. Such regulatory scrutiny often includes inquiries, investigations, examinations, audits, site visits and surveys, some of which are non-routine. In addition, the Company believes that there has been, and will continue to be, an increase in governmental investigations of long-term care providers, particularly in the area of Medicare/Medicaid false claims, as well as an increase in enforcement actions resulting from these investigations. Adverse determinations in legal proceedings or governmental investigations against or involving the Company, for the Company’s prior operations, or the Company’s tenants, whether currently asserted or arising in the future, could have a material adverse effect on the Company’s business, results of operations and financial condition.

Professional and General Liability Claims

As of December 31, 2022, the Company is a defendant in a total of 10 professional and general liability actions, one of which were dismissed in February 2023. The Company has one legacy action from prior to the Transition, and is a named party in 9 actions related directly to patient care that our current or prior tenants provided to their patients, subsequent to December 31, 2022, the Company was named in two additional actions related directly to patient care that one of our tenants provided to their patient. For further information, see below and Note 15 – Subsequent Events.

Claims on behalf of the Company’s Former Patients Prior to the Transition

As of December 31, 2022, the Company is a defendant in one professional and general liability action commenced on behalf of one of our former patients who received care at one of our facilities prior to the Transition. The plaintiff in this action alleges negligence due to failure to provide adequate and competent staff resulting in injuries, pain and suffering, mental anguish and malnutrition and seeks unspecified actual and compensatory damages, and unspecified punitive damages. This action is covered by insurance, except that any punitive damages awarded would be excluded from coverage.

Claims on behalf of the Company’s Prior or Current Tenant’s Former Patients after the Transition

As of December 31, 2022, the Company is a defendant in an aggregate of 9 professional and general liability actions which set forth claims relating to time periods after the Transition, on behalf of former patients of our current or prior tenants, two of which were dismissed in January 2023, see Note 15 – Subsequent Events. These actions generally seek unspecified compensatory and punitive damages for former patients who were allegedly injured or died due to professional negligence or understaffing at the applicable facility operated by our tenants. These actions on behalf of former patients of our current or prior tenants all relate to events which occurred after the Company transitioned the operations of the facilities in question to a third-party operator (and of which four such actions relate to events which occurred after the Company sold such facilities) and are subject to such operators’ indemnification obligations in favor of the Company. There is no assurance that our tenants will have sufficient assets, income, access to financing and insurance coverage to enable them to satisfy their respective indemnification obligations.

During the year ended December 31, 2022, the following professional and general liability action (included in the 9 actions mentioned above) related to our current or former tenant’s former patients were filed against the Company.

●	On June 28, 2022, Ms. Betty Coleman’s husband (and executor of her estate) filed suit against Tara Operator, LLC (amongst others) alleging she received negligent care and treatment while a resident of Tara’s skilled nursing facility where she was a resident from Tara at Thunderbolt Health and Rehabilitation (11/18/19-6/30/20). Although Tara Operator was served via its registered agent, due to a misunderstanding, Tara Operator did not answer the complaint timely and automatically went into default. On September 19, 2022, Tara Operator filed its proposed answer to the Complaint and its motion to set aside the default judgment. A hearing was held on that motion on October 21, 2023 at which Tara Operator argued that under Georgia’s Default Statute and legal precedent, the Court had the discretion to set aside the default due to the anticipated injustice as well as inconsistent rulings should the default remain. The Court took the matter under advisement and, to date, no order has been issued. Should the default not be set aside, Tara Operator will request a certificate to appeal the ruling to the Court of Appeals and will also move to transfer venue to arbitration.

During the year ended December 31, 2021, the following professional and general liability action (included in the 13 actions mentioned above) related to our current or former tenant’s former patients were filed against the Company.

●	On October 4, 2021, a medical negligence and wrongful death action was filed in the State Court of Gwinnett County, Georgia, by Bonnie L. Aquilino, Traci R. Randall, and Judy W. Sturgess against Wellington, other legal entities unaffiliated with the Company, the Company, and the Company’s Chief Executive Officer, on behalf of, and alleging the wrongful death and medical negligence of, a patient at the facility known as Thunderbolt Transitional Care and Rehabilitation. During the patient’s dates of service, the facility was subleased to Wellington (a third-party operator) by the Company and such facility was operated by Wellington. The plaintiff was seeking an amount in excess of $10,000 for professional malpractice and an unspecified amount for the full value of the life of the patient and other compensatory damages to be determined by jury trial. The Company is indemnified by Wellington in this action. On January 10, 2022, the State Court of Gwinnett County granted our motion to dismiss the Company and the Company’s Chief Executive Officer from this action.

Fair Labor Standards Legal Complaint

On October 7, 2021, a violation of Fair Labor Standards action was filed in the District Court for the Southern District of Ohio, Western Division at Dayton, by Colleen Long against the Company and UVMC Nursing Care Inc. dba Koester Pavilion (the “Defendants”) on behalf of herself and all current and former non-exempt employees employed from approximately September 30, 2018 onwards (hereinafter the “Putative Class Members”) at a facility managed by the Company alleging Defendants have failed to pay all overtime wages due. The plaintiff is seeking an order certifying the Putative Class Members as an Ohio Class and designation of the plaintiff as representative for the Ohio Class. Additionally, the plaintiff is seeking, for Putative Class Members, back pay equal to the amount of all unpaid overtime pay for three years preceding October 7, 2021 plus an additional equal amount in liquidation damages, punitive damages of not less than $150.00 for each day the violation continued, an award of 6% of the total unpaid wages or $200.00 for each instance of failure to pay wages owed within thirty days, whichever is greater, attorney’s fees and costs, and any other relief the plaintiff is entitled to. The Company intends to take action most favorable to the Company. There is no guarantee that the Company will prevail in this action. This case has reached a mutually agreed upon settlement.